Condensed Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities
Net loss	$ (7,020,000)	$ (2,077,000)	$ (3,284,000)	$ (2,460,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	234,000	191,000	265,000	13,000
Amortization of intangible assets		42,000	42,000	166,000
Amortization of debt discount	15,000
Increase in reserve for inventory obsolescence	60,000
Fair value of vested options and warrants	1,085,000
Gain on forgiveness of debt	(38,000)
Fair value of common stock issued for services	1,683,000	115,000	115,000
Changes in operating assets and liabilities
Accounts receivable	(17,000)	(1,000)	(1,000)
Inventory	(60,000)
Accounts payable and accrued expenses	252,000	(152,000)	359,000	83,000
Net cash used in operating activities	(3,806,000)	(1,882,000)	(2,504,000)	(2,198,000)
Cash Flows from Investing Activities
Purchase of property and equipment	(20,000)	(365,000)	(390,000)	(211,000)
Deposits on purchase of equipment	(625,000)
Net cash used in investing activities	(645,000)	(365,000)	(390,000)	(211,000)
Cash Flows from Financing Activities
Proceeds from sale of common stock	5,245,000	1,960,000	2,513,000	2,575,000
Proceeds from convertible notes payable	700,000
Repayment of loans payable	(5,000)
Repayment of patent purchase obligation	(100,000)
Proceeds from note payable		38,000	38,000
Repayment (advancements) of related parties			68,000	(71,000)
Repayment of related parties		(5,000)
Net cash provided by financing activities	5,840,000	1,993,000	2,619,000	2,504,000
Net increase (decrease) in cash	1,389,000	(254,000)	(275,000)	95,000
Cash beginning of period	403,000	678,000	678,000	583,000
Cash end of period	1,792,000	424,000	403,000	678,000
Supplemental disclosures of cash flow information:
Cash paid for interest	3,000
Cash paid for income taxes
Non-Cash Financing Activities:
Issuance of loan payable for vehicle purchase			$ 40,000
Fair value of warrants recorded as a debt discount	$ 576,000